TANGIBLE ASSETS - Biological Assets (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Disclosure of detailed information about property, plant and equipment [line items]
Biological assets	$ 25.9		$ 84,206	$ 66,139	[2]
At fair value | African palm [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Biological assets			29,783	26,555
At fair value | Rubber Plantations
Disclosure of detailed information about property, plant and equipment [line items]
Biological assets			41,533	24,158
Other at fair value [Member] | Rubber Plantations
Disclosure of detailed information about property, plant and equipment [line items]
Biological assets			$ 12,890	$ 15,426

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.